Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net income for the period	$ 33,467	$ 46,063
Other comprehensive income:
Unrealized gain on cash flow hedges, net (Notes 18 and 20)	7,646	5,095
Net settlements on interest rate swaps qualifying for cash flow hedge (Notes 10 and 20)	(5)	0
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Note 20)	31	31
Other comprehensive income for the period	7,672	5,126
Total comprehensive income for the period	$ 41,139	$ 51,189